Exhibit 99.1
Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	October 2006 11/15/06 8 30 30
I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 4, 2006
Closing Date:	March 15, 2006

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,000,893,219.27	61,913	7.730%	59.94

	Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	$200,000,000.00	19.982%	4.83800%	March 15, 2007
Class A-2 Notes	$258,000,000.00	25.777%	5.13000%	February 16, 2009
Class A-3 Notes	$208,000,000.00	20.781%	5.13000%	June 15, 2010
Class A-4 Notes	$156,700,000.00	15.656%	5.26000%	November 15, 2012
Class B Notes	$28,200,000.00	2.817%	5.29000%	November 15, 2012
Class C Notes	$37,600,000.00	3.757%	5.34000%	November 15, 2012
Class D Notes	$32,900,000.00	3.287%	5.52000%	November 15, 2012

Total Securities	$921,400,000.00	92.058%

Overcollateralization	$18,893,614.04	1.888%
YSOA	$60,599,605.23	6.055%

Total Original Pool Balance	$1,000,893,219.27	100.00%
II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$—	—	$—	—	$—
Class A-2 Notes	$182,349,944.45	0.7067827	$161,611,927.31	0.6264028	$20,738,017.13
Class A-3 Notes	$208,000,000.00	1.0000000	$208,000,000.00	1.0000000	$—
Class A-4 Notes	$156,700,000.00	1.0000000	$156,700,000.00	1.0000000	$—
Class B Notes	$28,200,000.00	1.0000000	$28,200,000.00	1.0000000	$—
Class C Notes	$37,600,000.00	1.0000000	$37,600,000.00	1.0000000	$—
Class D Notes	$32,900,000.00	1.0000000	$32,900,000.00	1.0000000	$—

Total Securities	$645,749,944.45	0.7008356	$625,011,927.31	0.6783286	$20,738,017.13

Weighted Avg. Coupon (WAC)	7.61%		7.60%
Weighted Avg. Remaining Maturity (WARM)	52.56		51.61
Pool Receivables Balance	$721,214,036.73		$697,722,583.61
Remaining Number of Receivables	50,042		49,174

Adjusted Pool Balance	$674,787,869.87		$652,958,378.15
III. COLLECTIONS

Principal:
Principal Collections	$22,462,656.95
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$254,006.70

Total Principal Collections	$22,716,663.65

Interest:
Interest Collections	$4,507,502.54
Late Fees & Other Charges	$64,735.37
Interest on Repurchase Principal	$—

Total Interest Collections	$4,572,237.91

Collection Account Interest	$100,830.04
Reserve Account Interest	$20,742.04
Servicer Advances	$—

Total Collections	$27,410,473.64

1 of 3

Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	October 2006 11/15/06 8 30 30
IV. DISTRIBUTIONS

Total Collections	$27,410,473.64
Reserve Account Release	$—
Reserve Account Draw	$—

Total Available for Distribution	$27,410,473.64

	Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	$601,011.70	$601,011.70	$601,011.70

Collection Account Interest			$100,830.04
Late Fees & Other Charges			$64,735.37

Total due to Servicer			$766,577.11

2. Class A Noteholders Interest:
Class A-1 Notes	$—	$—
Class A-2 Notes	$779,546.01	$779,546.01
Class A-3 Notes	$889,200.00	$889,200.00
Class A-4 Notes	$686,868.33	$686,868.33

Total Class A interest:	$2,355,614.34	$2,355,614.34	$2,355,614.34

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$124,315.00	$124,315.00	$124,315.00

5. Second Priority Principal Distribution:	$—	$—	$—

6. Class C Noteholders Interest:	$167,320.00	$167,320.00	$167,320.00

7. Third Priority Principal Distribution:	$—	$—	$—

8. Class D Noteholders Interest:	$151,340.00	$151,340.00	$151,340.00

Available Funds Remaining:			$23,845,307.19

9. Regular Principal Distribution Amount:			$20,738,017.13

	Distributable Amount	Paid Amount
Class A-1 Notes		$—
Class A-2 Notes		$20,738,017.13
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$76,299,433.97	$20,738,017.13
Class B Notes Total:	$28,200,000.00	$—
Class C Notes Total:	$18,520,472.28	$—
Class D Notes Total:	$—	$—

Total Noteholders Principal		$20,738,017.13

10. Available Amounts Remaining to reserve account			3,107,290.06

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			3,107,290.06

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$46,426,166.86
Beginning Period Amount	$46,426,166.86
Current Period Amortization	$1,661,961.40
Ending Period Required Amount	$44,764,205.46
Ending Period Amount	$44,764,205.46
Next Distribution Date Required Amount	$43,127,744.27

2 of 3

Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	October 2006 11/15/06 8 30 30
VI. RESERVE ACCOUNT

Beginning Period Required Amount	$4,701,468.07
Beginning Period Amount	$4,701,468.07
Current Period Release to Collection Account	$—
Current Period Deposit	$3,107,290.06
Current Period Release to Depositor	$3,107,290.06
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,701,468.07
Ending Period Amount	$4,701,468.07
VII. OVERCOLLATERALIZATION

	Beginning	Ending	Target
Overcollateralization Amount	$29,037,925.42	$27,946,450.84	$27,946,450.84
Overcollateralization as a % of Original Pool (unadjusted)	2.90%	2.79%	2.79%
Overcollateralization as a % of Current Pool (unadjusted)	4.03%	4.01%	4.01%
VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.35%	48,362	98.30%	$685,845,079.70
30 - 59 Days	1.34%	660	1.40%	$9,763,359.73
60 - 89 Days	0.23%	112	0.23%	$1,606,279.55
90 + Days	0.08%	40	0.07%	$507,864.63

		49,174		$697,722,583.61

Total
Delinquent Receivables 60 + days past due	0.31%	152	0.30%	$2,114,144.18
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.40%	201	0.39%	$2,797,632.22
Delinquency Ratio 60+ for 2nd Preceding Collection Period	0.43%	219	0.42%	$3,114,576.39
Three-Month Average Delinquency Ratio	0.38%		0.37%

Repossession in Current Period
Repossession Inventory

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,028,796.17
Recoveries				$(254,006.70)

Net Charge-offs for Current Period				$774,789.47

Beginning Pool Balance for Current Period				$721,214,036.73

Net Loss Ratio				1.29%
Net Loss Ratio for 1st Preceding Collection Period				1.49%
Net Loss Ratio for 2nd Preceding Collection Period				1.37%

Three-Month Average Net Loss Ratio for Current Period				1.38%

Cumulative Net Losses for All Periods				$4,637,901.90
Cumulative Net Losses as a % of Initial Pool Balance				0.46%

3 of 3